LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.85%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C04 1M2 7.98% (LIBOR01M + 4.90%) 11/25/24	1,150,025	$ 1,178,714
Series 2021-R01 1M2 3.83% (SOFR30A + 1.55%) 10/25/41	1,200,000	1,135,577
Fannie Mae REMICs
*•Series 2010-100 SV 3.55% (6.63% minus LIBOR01M) 9/25/40	1,237,043	144,218
*Series 2012-101 BI 4.00% 9/25/27	46,778	1,559
*•Series 2013-124 SB 2.87% (5.95% minus LIBOR01M) 12/25/43	240,807	24,208
*•Series 2013-54 BS 3.07% (6.15% minus LIBOR01M) 6/25/43	81,449	9,075
Series 2015-65 CZ 3.50% 9/25/45	896,624	773,336
*•Series 2016-61 BS 3.02% (6.10% minus LIBOR01M) 9/25/46	1,589,224	119,573
*•Series 2017-76 SB 3.02% (6.10% minus LIBOR01M) 10/25/57	1,220,060	136,069
*•Series 2017-85 SC 3.12% (6.20% minus LIBOR01M) 11/25/47	261,020	23,208
Series 2020-47 GZ 2.00% 7/25/50	836,791	524,477
Series 2020-56 AQ 2.00% 8/25/50	2,600,000	2,083,754
*Series 2020-56 DI 2.50% 8/25/50	969,624	156,035
*Series 2021-1 IG 2.50% 2/25/51	1,840,775	295,326
*Series 2021-3 QI 2.50% 2/25/51	2,182,605	338,885
*Series 2021-61 KI 2.50% 4/25/49	3,628,088	511,483
*♦•Freddie Mac Multifamily Structured Pass Through Certificates Series K145 X1 0.43% 6/25/55	7,497,716	195,418
Freddie Mac REMICS
*•Series 3973 SA 3.67% (6.49% minus LIBOR01M) 12/15/41	621,167	71,176
Series 4793 CB 3.00% 5/15/48	725,476	652,929
Series 4793 CD 3.00% 6/15/48	457,752	410,107
Series 4813 CJ 3.00% 8/15/48	369,775	340,946
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICS (continued)
*Series 5010 IK 2.50% 9/25/50	493,990	$ 73,613
*Series 5010 JI 2.50% 9/25/50	1,250,121	201,203
*Series 5013 IN 2.50% 9/25/50	524,559	84,061
*Series 5018 MI 2.00% 10/25/50	1,138,991	152,631
*Series 5059 IB 2.50% 1/25/51	1,775,577	288,180
*Series 5140 NI 2.50% 5/25/49	1,968,536	283,701
*Series 5148 BI 2.50% 1/25/49	3,943,601	555,296
*Series 5148 CI 2.00% 6/25/49	1,905,176	231,271
Series 5224 HL 4.00% 4/25/52	1,700,000	1,533,684
•Freddie Mac STACR REMIC Trust
Series 2021-DNA6 M2 3.78% (SOFR30A + 1.50%) 10/25/41	3,250,000	3,012,960
Series 2022-DNA2 M1A 3.58% (SOFR30A + 1.30%) 2/25/42	3,772,055	3,705,016
Series 2022-DNA2 M1B 4.68% (SOFR30A + 2.40%) 2/25/42	4,680,000	4,391,643
Series 2022-DNA3 M1B 5.18% (SOFR30A + 2.90%) 4/25/42	3,470,000	3,243,735
*•Freddie Mac Strips
Series 334 S7 3.28% (6.10% minus LIBOR01M) 8/15/44	918,125	100,114
Series 353 S1 3.18% (6.00% minus LIBOR01M) 12/15/46	405,603	40,812
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 4.58% (SOFR30A + 2.30%) 8/25/33	1,180,000	1,137,052
GNMA
*•Series 2007-51 SG 3.57% (6.58% minus LIBOR01M) 8/20/37	151,372	15,603
*Series 2013-53 OI 3.50% 4/20/43	767,722	79,406
*•Series 2016-135 SB 3.16% (6.10% minus LIBOR01M) 10/16/46	314,721	45,197
*•Series 2016-21 ST 3.14% (6.15% minus LIBOR01M) 2/20/46	1,294,920	149,632
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-84 IG 4.50% 11/16/45	1,929,648	$ 387,557
*•Series 2017-H22 IC 3.12% 11/20/67	1,411,016	63,153
•Series 2018-H13 FC 2.66% (LIBOR01M + 0.30%) 7/20/68	430,934	426,161
*Series 2020-123 IL 2.50% 8/20/50	409,869	58,053
*Series 2020-123 NI 2.50% 8/20/50	1,230,237	178,923
*Series 2020-127 IN 2.50% 8/20/50	572,427	82,443
*Series 2020-129 IE 2.50% 9/20/50	509,431	72,813
*Series 2020-160 IH 2.50% 10/20/50	345,007	51,487
*Series 2020-160 VI 2.50% 10/20/50	502,291	73,261
*Series 2020-160 YI 2.50% 10/20/50	1,810,434	257,468
*Series 2020-173 MI 2.50% 11/20/50	7,947,793	1,046,467
*Series 2020-181 WI 2.00% 12/20/50	4,013,496	456,483
*Series 2020-47 MI 3.50% 4/20/50	1,130,457	190,138
*Series 2020-47 NI 3.50% 4/20/50	380,214	66,667
•Series 2020-H12 F 2.86% (LIBOR01M + 0.50%) 7/20/70	102,247	100,517
•Series 2020-H13 FA 2.81% (LIBOR01M + 0.45%) 7/20/70	402,873	394,557
•Series 2020-H13 FC 2.81% (LIBOR01M + 0.45%) 7/20/70	109,798	107,703
*Series 2021-29 TI 2.50% 2/20/51	1,905,956	370,787
Series 2022-139 AL 4.00% 7/20/51	2,000,000	1,819,957
Total Agency Collateralized Mortgage Obligations (Cost $36,921,358)		34,655,478
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.66%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.45% 2/25/43	49,332	46,160
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,127,245
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2018-M9 APT2 3.22% 4/25/28	93,653	$ 86,921
•Series 2019-M23 3A3 2.72% 10/25/31	550,488	477,697
Series 2019-M4 A2 3.61% 2/25/31	330,000	304,965
Series 2019-M5 A2 3.27% 2/25/29	640,000	594,635
Series 2019-M6 A2 3.45% 1/1/29	494,629	463,686
Series 2020-M6 A 2.50% 10/25/37	177,935	155,299
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.04% 8/25/26	26,696,333	784,691
Series K094 X1 1.02% 6/25/29	2,986,440	141,564
Series K094 XAM 1.28% 6/25/29	4,850,000	312,811
Series K095 XAM 1.37% 6/25/29	1,200,000	82,576
Series K101 X1 0.95% 10/25/29	1,192,411	54,817
Series K104 XAM 1.51% 1/25/30	2,500,000	205,239
Series K116 1.53% 7/25/30	896,735	74,488
Series K133 X1 0.44% 9/25/31	15,372,932	386,711
Series K142 X1 0.40% 3/25/32	6,798,836	159,966
Series K143 X1 0.45% 4/25/55	6,997,786	191,953
Series K147 X1 0.49% 6/25/32	9,998,401	297,072
Series K149 X1 0.26% 8/25/32	11,000,000	258,412
Series K-1511 X1 0.93% 3/25/34	2,475,724	145,178
Series K-1520 X1 0.58% 2/25/36	4,991,187	213,359
Series K737 X1 0.75% 10/25/26	8,400,729	169,707
Series K741 X1 0.66% 12/25/27	2,996,571	71,827
Series K742 X1 0.87% 3/25/28	6,196,889	182,123
Series K743 X1 1.03% 5/25/28	3,998,733	170,116
Series KC05 X1 1.34% 6/25/27	1,564,313	52,936
GNMA
•Series 2013-107 AD 2.85% 11/16/47	471,855	440,088

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2013-50 IO 0.07% 10/16/48	5,618,223	$ 13,545
*•Series 2013-74 IO 0.51% 12/16/53	9,792,533	116,660
•Series 2014-17 AM 3.54% 6/16/48	4,157	4,050
*•Series 2016-128 IO 0.75% 9/16/56	6,492,682	257,916
*•Series 2017-145 IO 0.53% 4/16/57	1,735,853	61,053
*•Series 2017-157 IO 0.50% 12/16/59	940,245	36,014
*•Series 2017-8 IO 0.44% 8/16/58	1,333,134	36,994
Series 2020-103 AD 1.45% 1/16/63	2,461,248	2,063,579
*•Series 2020-109 AI 0.84% 5/16/60	2,169,345	133,214
*•Series 2020-184 IO 0.91% 11/16/60	2,887,118	200,740
*•Series 2021-110 IO 0.87% 11/16/63	4,815,775	345,087
*•Series 2021-133 IO 0.88% 7/16/63	5,411,669	388,292
*•Series 2021-37 IO 0.80% 1/16/61	2,911,757	180,288
*•Series 2021-60 IO 0.83% 5/16/63	2,307,170	149,729
*•Series 2021-68 IO 0.87% 10/16/62	2,824,705	184,489
*•Series 2022-3 IO 0.64% 2/16/61	6,816,362	378,047
*•Series 2022-59 IO 0.57% 2/16/62	3,470,055	196,255
Total Agency Commercial Mortgage-Backed Securities (Cost $16,302,698)		12,398,194
AGENCY MORTGAGE-BACKED SECURITIES–26.41%
Fannie Mae Grantor Trust 2.90% 6/25/27	238,612	222,842
Fannie Mae S.F. 10 yr
•2.15% 2/1/32	2,173,179	1,794,386
2.93% 6/1/30	746,671	677,358
3.20% 2/1/29	181,152	168,553
3.25% 5/1/29	509,344	475,261
3.45% 3/1/29	442,456	417,986
3.52% 6/1/32	100,000	92,231
3.56% 7/1/32	200,000	184,950
3.67% 6/1/32	99,657	93,387
3.73% 6/1/32	100,000	94,097
3.83% 7/1/32	200,000	189,066
3.84% 7/1/32	200,000	189,261
3.86% 7/1/32	99,770	94,867
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
3.88% 7/1/32	99,787	$ 95,024
3.90% 6/1/32	100,000	95,094
4.06% 7/1/32	99,795	96,350
4.11% 7/1/32	100,000	96,739
4.13% 7/1/32	100,000	96,616
4.19% 7/1/32	100,000	97,491
4.34% 7/1/32	100,000	98,504
Fannie Mae S.F. 15 yr
2.95% 7/1/27	1,403,645	1,308,211
3.08% 1/1/28	2,670,000	2,526,557
3.16% 5/1/29	382,345	352,831
3.50% 4/1/32	1,837,989	1,743,729
Fannie Mae S.F. 20 yr
2.00% 6/1/41	352,669	295,502
2.00% 9/1/41	95,623	80,192
2.00% 10/1/41	936,885	784,200
2.00% 11/1/41	92,456	77,389
2.00% 12/1/41	2,944,259	2,461,882
2.00% 2/1/42	478,103	399,587
2.50% 9/1/36	416,014	360,255
2.50% 3/1/38	1,253,154	1,094,464
2.50% 3/1/41	775,402	669,306
2.50% 4/1/41	2,798,169	2,413,641
2.50% 5/1/41	2,281,013	1,964,643
2.50% 11/1/41	373,869	321,546
2.50% 4/1/42	1,555,663	1,332,196
3.00% 7/1/35	348,951	319,627
3.00% 2/1/36	855,946	782,471
3.00% 4/1/36	647,502	591,913
3.00% 7/1/36	1,379,097	1,270,842
3.00% 8/1/36	2,274,210	2,095,705
3.00% 10/1/36	2,883,553	2,657,193
3.00% 12/1/36	2,062,271	1,900,391
3.00% 4/1/38	560,981	517,075
3.00% 6/1/38	727,525	670,674
3.00% 3/1/40	656,430	600,392
3.00% 1/1/41	239,930	215,159
3.00% 2/1/41	87,042	77,330
3.00% 10/1/41	183,277	163,840
3.00% 11/1/41	96,286	85,540
3.00% 3/1/42	374,220	333,593
3.00% 4/1/42	388,094	343,921
3.00% 5/1/42	391,988	347,305
3.00% 6/1/42	1,860,876	1,650,201
3.50% 12/1/34	429,149	402,832
3.50% 1/1/35	270,320	253,743
3.50% 2/1/37	181,668	169,638
3.50% 3/1/37	108,174	101,623
3.50% 12/1/37	217,815	203,366
3.50% 8/1/39	167,980	156,912
3.50% 2/1/40	730,323	679,944
3.50% 4/1/42	195,149	179,625
Fannie Mae S.F. 30 yr
1.50% 1/1/51	696,440	536,527

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
1.50% 3/1/51	3,198,055	$ 2,459,464
2.00% 8/1/50	224,050	182,764
2.00% 9/1/50	3,410,075	2,784,971
2.00% 10/1/50	1,007,700	821,903
2.00% 12/1/50	4,311,280	3,508,550
2.00% 1/1/51	1,374,563	1,122,377
2.00% 2/1/51	6,172,887	5,038,863
2.00% 3/1/51	8,718,352	7,107,883
2.00% 4/1/51	2,381,858	1,943,209
2.00% 5/1/51	182,401	148,431
2.00% 7/1/51	1,192,462	970,145
2.00% 8/1/51	1,758,891	1,432,288
2.00% 10/1/51	933,280	759,109
2.00% 11/1/51	1,968,515	1,602,153
2.00% 1/1/52	2,784,368	2,272,386
2.00% 2/1/52	1,733,286	1,409,094
2.50% 6/1/50	405,376	343,218
2.50% 8/1/50	132,867	112,708
2.50% 9/1/50	557,862	471,570
2.50% 10/1/50	3,485,507	2,959,899
2.50% 11/1/50	1,753,175	1,484,147
2.50% 12/1/50	477,017	405,390
2.50% 1/1/51	1,686,871	1,431,795
2.50% 2/1/51	2,969,174	2,515,814
2.50% 3/1/51	1,170,101	990,064
2.50% 4/1/51	416,627	353,630
2.50% 5/1/51	3,975,247	3,366,523
2.50% 6/1/51	5,647,442	4,780,886
2.50% 7/1/51	2,611,357	2,218,596
2.50% 8/1/51	1,102,466	932,841
2.50% 9/1/51	3,330,310	2,822,922
2.50% 10/1/51	5,597,624	4,726,719
2.50% 11/1/51	544,873	461,685
2.50% 12/1/51	9,061,183	7,668,590
2.50% 1/1/52	3,907,349	3,297,599
2.50% 2/1/52	14,238,543	12,002,802
2.50% 3/1/52	3,937,167	3,318,093
2.50% 4/1/52	96,570	81,481
2.50% 7/1/61	5,076,586	4,172,790
2.50% 9/1/61	1,556,678	1,307,541
3.00% 6/1/43	118,012	105,576
3.00% 7/1/43	281,772	252,156
3.00% 10/1/43	282,630	252,762
3.00% 1/1/45	277,904	249,237
3.00% 9/1/46	64,604	57,530
3.00% 10/1/46	977,146	868,247
3.00% 12/1/46	587,350	523,236
3.00% 1/1/47	7,181,932	6,416,232
3.00% 2/1/47	2,647,381	2,364,237
3.00% 11/1/48	377,063	337,221
3.00% 1/1/50	1,013,937	890,211
3.00% 2/1/50	335,700	294,346
3.00% 4/1/50	1,799,035	1,591,502
3.00% 7/1/50	316,520	277,602
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 8/1/50	700,247	$ 615,622
3.00% 9/1/50	761,616	669,451
3.00% 11/1/50	168,475	148,852
3.00% 6/1/51	249,936	221,157
3.00% 8/1/51	2,060,194	1,825,168
3.00% 9/1/51	435,044	380,936
3.00% 10/1/51	1,446,020	1,268,171
3.00% 11/1/51	2,673,638	2,355,988
3.00% 12/1/51	847,901	749,995
3.00% 1/1/52	1,976,185	1,735,221
3.00% 2/1/52	1,713,059	1,501,436
3.00% 3/1/52	6,544,672	5,784,407
3.00% 4/1/52	390,626	340,976
3.00% 5/1/52	2,748,363	2,395,217
3.00% 6/1/52	794,351	693,396
3.50% 12/1/42	118,233	108,641
3.50% 3/1/43	942,817	869,457
3.50% 8/1/44	376,848	346,321
3.50% 11/1/44	9,002,732	8,270,583
3.50% 2/1/45	125,521	115,294
3.50% 12/1/46	1,223,728	1,128,680
3.50% 2/1/47	323,599	296,708
3.50% 3/1/47	205,431	187,975
3.50% 5/1/47	2,716,346	2,498,795
3.50% 6/1/47	294,183	270,825
3.50% 9/1/47	3,111,400	2,863,405
3.50% 10/1/47	131,440	120,683
3.50% 4/1/48	1,197,640	1,094,469
3.50% 11/1/48	3,828,723	3,507,536
3.50% 6/1/49	394,657	360,935
3.50% 1/1/50	1,814	1,716
3.50% 3/1/50	352,993	320,879
3.50% 8/1/50	205,159	187,586
3.50% 9/1/50	520	492
3.50% 10/1/50	272	257
3.50% 5/1/51	6,382	6,006
3.50% 7/1/51	24,041	22,750
3.50% 1/1/52	943,400	857,458
3.50% 3/1/52	1,738,361	1,574,858
3.50% 4/1/52	1,061,450	960,245
3.50% 5/1/52	4,101,974	3,717,954
4.00% 11/1/42	683,647	651,655
4.00% 10/1/44	8,483,476	8,060,898
4.00% 2/1/47	152,946	145,227
4.00% 5/1/47	1,057,811	1,002,345
4.00% 6/1/48	135,537	128,570
4.00% 9/1/48	102,248	96,785
4.00% 1/1/49	777,768	735,127
4.00% 12/1/50	113,368	106,194
4.00% 5/1/52	1,964,921	1,832,260
4.00% 6/1/52	7,267,572	6,772,487
4.00% 7/1/52	1,457,148	1,355,846
4.00% 8/1/56	5,342,008	5,015,250
4.00% 6/1/57	1,164,761	1,089,441

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.27% 10/1/32	600,000	$ 588,803
4.50% 6/1/38	809,466	791,630
4.50% 6/1/39	712,348	696,724
4.50% 10/1/41	396,227	388,190
4.50% 1/1/42	1,648,539	1,615,067
4.50% 10/1/43	821,872	805,202
4.50% 3/1/44	4,788	4,654
4.50% 8/1/44	1,276,272	1,250,519
4.50% 3/1/46	1,103,926	1,081,580
4.50% 5/1/46	53,984	52,891
4.50% 6/1/48	407,836	396,581
4.50% 7/1/48	532,875	519,640
4.50% 8/1/48	853,124	828,246
4.50% 10/1/48	313,642	305,852
4.50% 11/1/48	448,955	434,990
4.50% 9/1/49	2,608,902	2,532,435
4.50% 3/1/50	467,806	451,407
4.50% 6/1/52	3,816,352	3,645,919
4.50% 7/1/52	2,282,462	2,180,724
4.50% 8/1/52	392,372	374,849
4.50% 9/1/57	1,425,851	1,379,238
4.50% 8/1/58	1,487,845	1,439,328
4.50% 1/1/59	147,328	142,518
5.00% 4/1/37	11,448	11,551
5.00% 9/1/48	1,034,249	1,029,348
5.00% 9/1/49	1,303,836	1,287,680
5.00% 8/1/52	199,361	194,541
5.50% 5/1/34	293,169	301,812
5.50% 9/1/36	387,448	398,768
5.50% 1/1/38	1,178,508	1,211,979
5.50% 1/1/39	440,237	453,740
5.50% 3/1/40	776,198	799,442
5.50% 3/1/41	392,639	404,274
5.50% 6/1/41	256,547	265,008
5.50% 7/1/41	842,125	868,820
6.00% 1/1/39	37,677	39,694
6.00% 10/1/39	455,469	469,999
6.00% 4/1/40	34,306	36,101
6.00% 10/1/40	157,080	165,297
6.00% 7/1/41	774,297	813,656
Fannie Mae S.F. 30 yr TBA
2.00% 10/1/52	3,100,000	2,509,305
3.00% 10/1/52	800,000	696,156
Fannie Mae-Aces 2.94% 7/25/39	175,318	165,167
Federal Home Loan Mortgage Corp. 2.50% 7/1/51	97,681	80,010
•Freddie Mac ARM
2.87% (LIBOR12M + 1.62%) 11/1/47	1,269,124	1,222,730
3.01% (LIBOR12M + 1.63%) 11/1/48	3,586,297	3,405,521
3.08% (LIBOR12M + 1.62%) 2/1/50	2,012,042	1,933,960
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
3.00% 9/1/32	160,890	$ 149,944
3.00% 10/1/32	143,871	134,083
3.00% 10/1/33	95,725	89,286
3.00% 12/1/33	29,518	27,464
Freddie Mac S.F. 20 yr
1.50% 10/1/41	3,675,514	2,938,015
1.50% 11/1/41	470,855	376,377
2.00% 9/1/41	3,727,940	3,120,408
2.00% 12/1/41	1,043,920	873,786
2.00% 1/1/42	1,821,999	1,526,220
2.00% 2/1/42	285,346	238,485
2.50% 4/1/41	165,458	142,713
2.50% 4/1/42	488,862	418,644
3.00% 6/1/36	74,506	68,636
3.00% 5/1/42	382,939	339,361
3.50% 1/1/38	1,406,422	1,307,210
4.50% 8/1/23	241,814	236,015
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,179,674	962,258
2.00% 2/1/51	4,380,261	3,582,917
2.00% 3/1/51	3,720,808	3,033,794
2.00% 4/1/51	728,948	596,243
2.00% 5/1/51	4,662,022	3,806,646
2.00% 6/1/51	1,266,458	1,030,129
2.00% 8/1/51	17,884,166	14,538,535
2.00% 11/1/51	1,830,587	1,486,931
2.00% 2/1/52	4,039,988	3,298,418
2.00% 4/1/52	385,174	321,741
2.00% 6/1/52	199,980	167,046
2.50% 6/1/50	131,263	111,421
2.50% 10/1/50	1,456,343	1,234,290
2.50% 11/1/50	4,910,722	4,168,527
2.50% 12/1/50	2,690,627	2,286,576
2.50% 1/1/51	1,629,958	1,382,767
2.50% 2/1/51	2,500,218	2,122,172
2.50% 3/1/51	81,621	69,764
2.50% 5/1/51	1,555,114	1,317,544
2.50% 7/1/51	6,119,810	5,190,677
2.50% 8/1/51	3,765,747	3,185,880
2.50% 9/1/51	2,427,914	2,049,883
2.50% 10/1/51	3,173,085	2,675,480
2.50% 11/1/51	8,992,060	7,609,652
2.50% 1/1/52	7,731,585	6,541,045
2.50% 2/1/52	1,447,152	1,223,255
2.50% 3/1/52	97,580	82,396
3.00% 1/1/47	2,687,690	2,388,427
3.00% 9/1/47	1,864,850	1,661,084
3.00% 3/1/48	1,570,444	1,384,460
3.00% 9/1/48	42,742	37,802
3.00% 9/1/49	511,830	455,407
3.00% 11/1/49	510,810	452,367
3.00% 12/1/49	916,792	806,995
3.00% 1/1/50	150,488	132,509
3.00% 2/1/50	1,303,945	1,147,928

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 7/1/50	1,801,621	$ 1,580,062
3.00% 8/1/50	186,265	163,436
3.00% 9/1/50	5,036,980	4,416,212
3.00% 11/1/50	4,735,110	4,150,515
3.00% 2/1/51	178,246	156,798
3.00% 6/1/51	789,324	693,919
3.00% 10/1/51	573,847	504,064
3.00% 11/1/51	2,145,636	1,877,269
3.00% 12/1/51	91,770	80,347
3.00% 1/1/52	1,978,677	1,730,019
3.00% 2/1/52	197,310	172,703
3.00% 4/1/52	690,668	605,075
3.00% 6/1/52	1,256	1,087
3.50% 7/1/47	2,761,016	2,525,529
3.50% 11/1/47	3,093,579	2,825,976
3.50% 4/1/52	2,805,691	2,542,695
3.50% 5/1/52	1,163,465	1,052,955
4.00% 8/1/44	15,577	14,816
4.00% 5/1/45	10,757	10,231
4.00% 10/1/45	16,345	15,527
4.00% 11/1/45	13,457	12,785
4.00% 9/1/46	187,514	176,171
4.00% 12/1/46	20,922	19,833
4.00% 7/1/49	7,657,636	7,231,630
4.00% 10/1/51	3,860	3,723
4.00% 5/1/52	391,680	364,518
4.00% 6/1/52	792,852	737,726
4.50% 10/1/35	177,081	173,252
4.50% 9/1/50	2,388,863	2,312,105
4.50% 7/1/52	199,536	190,625
4.50% 8/1/52	199,417	190,851
5.00% 1/1/49	13,962	13,835
5.00% 7/1/52	3,029,846	2,967,058
GNMA I S.F. 30 yr
3.00% 9/15/42	517,179	465,505
3.00% 10/15/42	47,757	42,819
3.50% 5/15/50	373,766	346,088
4.00% 3/15/50	32,529	30,870
GNMA II S.F. 30 yr
2.00% 12/20/50	1,751,925	1,452,010
2.00% 3/20/51	1,947,512	1,607,786
2.50% 10/20/49	1,017,907	883,500
2.50% 12/20/50	911,481	777,891
2.50% 4/20/51	6,538,096	5,642,746
2.50% 5/20/51	407,712	347,931
2.50% 9/20/51	1,089,792	939,924
2.50% 10/20/51	8,135,713	7,016,132
2.50% 11/20/51	461,831	398,247
3.00% 1/20/46	68,497	61,545
3.00% 8/20/46	498,353	446,272
3.00% 11/20/46	262,479	234,789
3.00% 2/20/47	91,573	81,905
3.00% 4/20/47	45,530	40,830
3.00% 9/20/47	346,015	310,084
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 2/20/48	5,059	$ 4,533
3.00% 1/20/50	970,126	858,418
3.00% 3/20/50	838,008	742,531
3.00% 2/20/51	10,769,809	9,600,891
3.00% 7/20/51	865,664	771,048
3.00% 9/20/51	6,394,697	5,681,888
3.00% 11/20/51	1,068,189	949,535
3.00% 1/20/52	98,654	89,486
3.00% 2/20/52	3,120,480	2,770,686
3.00% 3/20/52	2,239,069	1,973,296
3.00% 4/20/52	3,052,682	2,669,641
3.50% 3/20/45	11,000	10,188
3.50% 1/20/46	173,657	160,887
3.50% 3/20/46	828,314	765,795
3.50% 4/20/46	542,537	501,389
3.50% 5/20/46	219,742	203,189
3.50% 6/20/46	369,365	341,376
3.50% 7/20/46	225,908	208,742
3.50% 9/20/46	70,990	65,594
3.50% 9/20/47	2,928,610	2,713,246
3.50% 10/20/47	562,176	515,115
3.50% 1/20/48	2,680,920	2,425,454
3.50% 9/20/48	7,663,198	7,053,734
3.50% 10/20/49	123,348	110,774
3.50% 2/20/50	159,684	146,164
3.50% 7/20/50	236,376	217,121
3.50% 2/20/52	1,845,969	1,686,110
3.50% 3/20/52	493,089	445,104
3.50% 6/20/52	497,623	452,721
4.00% 8/20/46	691,276	656,146
4.00% 2/20/47	199,813	189,390
4.00% 6/20/47	1,780,564	1,690,009
4.00% 9/20/47	1,083,716	1,031,297
4.00% 11/20/47	558,329	529,959
4.00% 12/20/47	235,759	223,782
4.00% 2/20/48	701,078	663,613
4.00% 3/20/48	389,292	369,517
4.00% 4/20/48	166,233	157,737
4.00% 8/20/48	676,878	641,040
4.00% 9/20/48	192,942	182,038
4.00% 10/20/49	148,687	141,744
4.00% 11/20/49	1,037,664	962,167
4.00% 1/20/50	141,560	136,694
4.00% 2/20/50	736,196	698,105
4.00% 3/20/50	60,502	58,701
4.00% 4/20/50	533,199	512,122
4.50% 7/20/32	383	367
4.50% 6/20/34	863	853
4.50% 2/20/40	2,693	2,661
4.50% 8/20/45	3,632	3,598
4.50% 8/20/47	299,117	290,924
4.50% 4/20/48	540,673	525,731
4.50% 6/20/48	12,259	11,913
4.50% 7/20/48	10,606	10,300

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 8/20/48	2,230,165	$ 2,165,378
4.50% 10/20/48	468,941	455,127
4.50% 12/20/48	785,941	763,073
4.50% 1/20/49	143,369	139,070
4.50% 2/20/50	1,306,814	1,267,900
4.50% 3/20/50	186,454	181,101
4.50% 5/20/50	2,019,874	1,957,632
4.50% 11/20/50	993,070	963,933
4.50% 12/20/50	226,273	219,593
5.00% 12/20/51	89,018	87,282
GNMA II S.F. 30 yr TBA
2.50% 10/1/52	2,900,000	2,491,451
3.00% 10/1/52	2,100,000	1,855,629
3.50% 10/1/52	1,800,000	1,637,086
5.00% 10/1/52	2,700,000	2,642,428
Total Agency Mortgage-Backed Securities (Cost $554,902,020)		494,996,277
CORPORATE BONDS–37.00%
Aerospace & Defense–1.38%
Boeing Co.
2.70% 2/1/27	220,000	190,814
2.80% 3/1/27	320,000	281,075
3.10% 5/1/26	250,000	228,225
3.20% 3/1/29	1,090,000	910,095
3.25% 2/1/35	3,280,000	2,316,510
3.75% 2/1/50	420,000	273,516
4.88% 5/1/25	3,320,000	3,239,353
5.15% 5/1/30	2,010,000	1,859,346
5.71% 5/1/40	1,290,000	1,126,767
5.81% 5/1/50	2,610,000	2,268,069
5.93% 5/1/60	740,000	633,002
General Dynamics Corp.
4.25% 4/1/40	60,000	52,566
4.25% 4/1/50	240,000	208,100
L3Harris Technologies, Inc. 4.85% 4/27/35	580,000	523,591
Lockheed Martin Corp.
4.15% 6/15/53	2,080,000	1,738,565
4.50% 5/15/36	240,000	219,729
Northrop Grumman Corp.
2.93% 1/15/25	1,600,000	1,525,458
3.25% 1/15/28	660,000	600,539
5.25% 5/1/50	4,450,000	4,246,277
Raytheon Technologies Corp.
2.25% 7/1/30	750,000	606,115
3.13% 7/1/50	2,000,000	1,344,532
3.95% 8/16/25	980,000	956,336
4.13% 11/16/28	480,000	448,468
		25,797,048
Agriculture–0.64%
Altria Group, Inc.
2.35% 5/6/25	230,000	213,023
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
2.45% 2/4/32	1,730,000	$ 1,220,891
3.40% 2/4/41	800,000	504,444
4.40% 2/14/26	1,370,000	1,318,356
4.80% 2/14/29	117,000	107,999
5.80% 2/14/39	530,000	462,785
5.95% 2/14/49	680,000	563,025
6.20% 2/14/59	678,000	588,516
BAT Capital Corp.
3.56% 8/15/27	2,980,000	2,616,953
3.73% 9/25/40	750,000	480,516
4.54% 8/15/47	1,120,000	742,058
Philip Morris International, Inc.
1.13% 5/1/23	510,000	499,667
2.10% 5/1/30	1,060,000	805,195
4.50% 3/20/42	2,340,000	1,714,039
Reynolds American, Inc. 5.85% 8/15/45	200,000	156,878
		11,994,345
Airlines–0.15%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	1,530,000	1,485,105
4.75% 10/20/28	1,460,000	1,359,779
		2,844,884
Apparel–0.11%
NIKE, Inc.
2.75% 3/27/27	420,000	385,938
2.85% 3/27/30	1,600,000	1,389,963
3.25% 3/27/40	430,000	331,060
		2,106,961
Auto Manufacturers–0.24%
BMW U.S. Capital LLC 2.80% 4/11/26	644,000	595,954
Ford Motor Credit Co. LLC 3.10% 5/4/23	1,366,000	1,341,916
General Motors Co. 6.75% 4/1/46	191,000	173,907
General Motors Financial Co., Inc.
3.10% 1/12/32	310,000	233,812
3.70% 5/9/23	2,090,000	2,074,852
		4,420,441
Banks–11.34%
Banco Santander SA
2.75% 5/28/25	2,600,000	2,377,312
•3.54% (LIBOR03M + 1.12%) 4/12/23	600,000	600,275

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA (continued)
3.85% 4/12/23	1,000,000	$ 992,650
μ4.18% 3/24/28	200,000	180,224
Bank of America Corp.
μ1.32% 6/19/26	190,000	168,644
μ1.90% 7/23/31	1,710,000	1,273,282
μ2.57% 10/20/32	2,790,000	2,133,871
μ2.59% 4/29/31	1,010,000	800,992
μ2.97% 2/4/33	3,290,000	2,571,961
3.30% 1/11/23	840,000	837,912
μ3.55% 3/5/24	1,600,000	1,587,410
μ3.59% 7/21/28	3,730,000	3,368,813
μ3.97% 3/5/29	2,000,000	1,809,395
μ3.97% 2/7/30	1,170,000	1,041,465
μ4.08% 3/20/51	4,850,000	3,658,266
4.25% 10/22/26	3,410,000	3,239,584
μ4.33% 3/15/50	950,000	747,795
4.45% 3/3/26	5,111,000	4,924,996
5.00% 1/21/44	2,180,000	1,883,547
Bank of Montreal
1.85% 5/1/25	1,670,000	1,536,435
μ3.80% 12/15/32	300,000	260,138
Bank of New York Mellon Corp. 1.60% 4/24/25	500,000	461,817
Bank of Nova Scotia
1.30% 6/11/25	860,000	773,400
3.45% 4/11/25	2,120,000	2,030,541
μ4.59% 5/4/37	770,000	645,604
μBarclays PLC
4.97% 5/16/29	1,900,000	1,709,824
5.09% 6/20/30	800,000	695,489
BNP Paribas SA
μ2.22% 6/9/26	1,080,000	971,075
3.38% 1/9/25	500,000	475,610
μ4.38% 3/1/33	420,000	362,510
4.40% 8/14/28	1,790,000	1,610,869
4.63% 3/13/27	390,000	360,360
μ4.71% 1/10/25	3,170,000	3,120,634
μ5.20% 1/10/30	1,260,000	1,163,201
BPCE SA 5.15% 7/21/24	780,000	760,478
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	816,934
Citigroup, Inc.
μ1.68% 5/15/24	960,000	939,403
μ2.52% 11/3/32	1,000,000	757,737
μ2.57% 6/3/31	4,220,000	3,319,107
μ3.11% 4/8/26	670,000	627,970
3.30% 4/27/25	4,070,000	3,875,365
μ3.79% 3/17/33	1,640,000	1,374,742
4.45% 9/29/27	11,160,000	10,330,522
4.65% 7/23/48	2,030,000	1,651,448
μ4.66% 5/24/28	390,000	370,616
4.75% 5/18/46	620,000	494,225
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ4.91% 5/24/33	3,000,000	$ 2,759,987
8.13% 7/15/39	60,000	70,915
Cooperatieve Rabobank UA
μ3.65% 4/6/28	850,000	770,749
μ3.76% 4/6/33	750,000	620,113
4.38% 8/4/25	3,000,000	2,866,616
μCredit Agricole SA
1.91% 6/16/26	710,000	634,787
4.00% 1/10/33	550,000	473,983
Credit Suisse AG
1.00% 5/5/23	5,100,000	4,971,225
2.95% 4/9/25	980,000	901,316
5.00% 7/9/27	2,050,000	1,890,343
Credit Suisse Group AG
μ3.09% 5/14/32	1,110,000	779,262
μ4.19% 4/1/31	1,680,000	1,321,426
4.55% 4/17/26	1,141,000	1,049,740
Danske Bank AS
1.23% 6/22/24	200,000	185,741
μ3.24% 12/20/25	350,000	325,373
3.88% 9/12/23	410,000	403,428
5.38% 1/12/24	1,970,000	1,958,927
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	990,000	758,802
μ2.91% 7/21/42	760,000	488,639
3.20% 2/23/23	970,000	965,140
μ3.21% 4/22/42	330,000	223,580
3.50% 4/1/25	620,000	592,226
3.50% 11/16/26	5,140,000	4,750,230
μ3.62% 3/15/28	360,000	327,618
3.63% 2/20/24	720,000	707,449
μ3.69% 6/5/28	3,000,000	2,712,674
μ4.22% 5/1/29	3,140,000	2,853,871
4.25% 10/21/25	2,090,000	2,017,299
4.75% 10/21/45	1,070,000	892,221
5.15% 5/22/45	800,000	667,549
6.25% 2/1/41	1,660,000	1,648,599
6.75% 10/1/37	750,000	747,513
HSBC Holdings PLC
μ3.97% 5/22/30	2,280,000	1,929,612
μ4.04% 3/13/28	1,610,000	1,452,657
4.30% 3/8/26	710,000	680,233
4.95% 3/31/30	200,000	183,759
Intesa Sanpaolo SpA 3.38% 1/12/23	630,000	626,485
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,382,110
μ2.08% 4/22/26	1,550,000	1,412,187
μ2.52% 4/22/31	4,040,000	3,193,463
μ2.55% 11/8/32	3,120,000	2,367,503
μ3.11% 4/22/51	990,000	625,009
3.63% 12/1/27	510,000	462,181
μ4.02% 12/5/24	2,200,000	2,164,723

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.20% 7/23/29	1,170,000	$ 1,064,619
4.25% 10/1/27	6,738,000	6,315,523
μ4.45% 12/5/29	1,930,000	1,766,439
Lloyds Banking Group PLC
μ2.91% 11/7/23	2,120,000	2,115,051
3.90% 3/12/24	200,000	195,715
4.65% 3/24/26	1,410,000	1,326,640
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	770,000	736,986
4.08% 4/19/28	790,000	735,244
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,027,181
2.70% 1/22/31	2,280,000	1,848,557
3.62% 4/1/31	4,640,000	4,010,023
3.77% 1/24/29	1,620,000	1,456,934
4.43% 1/23/30	70,000	64,348
National Securities Clearing Corp.
1.20% 4/23/23	760,000	747,369
1.50% 4/23/25	630,000	580,243
μNatWest Group PLC
4.27% 3/22/25	1,090,000	1,059,755
4.52% 6/25/24	2,580,000	2,549,309
4.89% 5/18/29	620,000	564,387
Nordea Bank Abp 1.00% 6/9/23	1,540,000	1,498,742
PNC Bank NA 3.88% 4/10/25	892,000	863,713
Royal Bank of Canada
1.15% 6/10/25	820,000	739,952
1.60% 4/17/23	1,430,000	1,409,901
3.88% 5/4/32	2,530,000	2,228,534
State Street Corp. 3.10% 5/15/23	730,000	723,817
Swedbank AB 1.30% 6/2/23	1,050,000	1,025,035
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,546,548
1.15% 6/12/25	820,000	736,951
4.46% 6/8/32	1,550,000	1,415,311
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,762,474
UBS AG 4.50% 6/26/48	200,000	162,246
UBS Group AG
μ2.75% 2/11/33	440,000	326,889
4.13% 4/15/26	1,176,000	1,112,393
4.25% 3/23/28	3,740,000	3,441,446
μ4.49% 5/12/26	550,000	530,086
μ4.75% 5/12/28	1,730,000	1,623,980
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,894,436
μ2.19% 4/30/26	1,580,000	1,442,970
μ2.39% 6/2/28	980,000	840,446
μ2.88% 10/30/30	1,820,000	1,495,380
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.00% 10/23/26	1,390,000	$ 1,259,885
μ3.35% 3/2/33	1,410,000	1,143,465
3.75% 1/24/24	430,000	423,292
4.13% 8/15/23	460,000	457,826
4.15% 1/24/29	1,700,000	1,563,647
4.30% 7/22/27	874,000	817,137
4.40% 6/14/46	2,750,000	2,096,329
μ4.48% 4/4/31	1,620,000	1,481,814
4.65% 11/4/44	30,000	23,837
4.75% 12/7/46	2,640,000	2,111,181
4.90% 11/17/45	1,630,000	1,333,042
μ5.01% 4/4/51	9,590,000	8,277,840
		212,486,579
Beverages–0.64%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	3,800,000	3,302,504
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,860,000	2,553,031
4.35% 6/1/40	1,100,000	931,646
4.50% 6/1/50	210,000	173,046
4.60% 4/15/48	160,000	132,502
4.75% 1/23/29	510,000	496,821
5.55% 1/23/49	2,120,000	1,993,841
Coca-Cola Co.
1.45% 6/1/27	520,000	449,266
2.50% 3/15/51	140,000	87,212
2.60% 6/1/50	370,000	238,055
Constellation Brands, Inc.
2.25% 8/1/31	130,000	99,863
3.60% 5/9/24	460,000	450,003
4.35% 5/9/27	650,000	623,482
PepsiCo, Inc.
1.63% 5/1/30	190,000	152,290
2.63% 3/19/27	70,000	64,232
2.88% 10/15/49	310,000	217,177
		11,964,971
Biotechnology–0.04%
Gilead Sciences, Inc.
3.65% 3/1/26	210,000	199,610
4.75% 3/1/46	690,000	600,517
		800,127
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	90,000	62,305
		62,305

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.44%
Equate Petrochemical BV
2.63% 4/28/28	2,630,000	$ 2,225,637
4.25% 11/3/26	2,120,000	1,996,485
MEGlobal Canada ULC 5.88% 5/18/30	340,000	336,600
OCP SA 4.50% 10/22/25	1,257,000	1,199,882
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,650,000	1,394,250
2.88% 5/11/31	1,560,000	1,134,904
		8,287,758
Commercial Services–0.32%
Cintas Corp. No. 2
3.70% 4/1/27	690,000	654,088
4.00% 5/1/32	420,000	385,409
DP World Ltd. 5.63% 9/25/48	4,160,000	3,631,439
PayPal Holdings, Inc.
1.65% 6/1/25	760,000	699,598
2.30% 6/1/30	500,000	406,755
4.40% 6/1/32	290,000	270,290
		6,047,579
Computers–0.23%
Apple, Inc.
1.13% 5/11/25	1,590,000	1,458,355
2.45% 8/4/26	950,000	875,979
3.85% 8/4/46	500,000	413,553
International Business Machines Corp. 3.00% 5/15/24	1,620,000	1,575,742
		4,323,629
Cosmetics & Personal Care–0.14%
GSK Consumer Healthcare Capital U.S. LLC
3.38% 3/24/27	840,000	761,797
3.38% 3/24/29	590,000	514,213
3.63% 3/24/32	890,000	754,786
Procter & Gamble Co.
2.80% 3/25/27	160,000	148,809
3.00% 3/25/30	490,000	438,717
		2,618,322
Diversified Financial Services–0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,260,000	1,062,944
3.00% 10/29/28	3,230,000	2,590,349
3.30% 1/30/32	1,040,000	782,151
Air Lease Corp. 3.38% 7/1/25	550,000	512,454
American Express Co.
2.50% 7/30/24	4,110,000	3,936,401
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
3.38% 5/3/24	580,000	$ 565,550
4.05% 5/3/29	1,040,000	957,172
Intercontinental Exchange, Inc.
4.60% 3/15/33	2,290,000	2,133,646
4.95% 6/15/52	300,000	266,866
Mastercard, Inc. 3.85% 3/26/50	2,780,000	2,236,404
Visa, Inc. 4.30% 12/14/45	2,560,000	2,229,903
		17,273,840
Electric–0.63%
American Transmission Systems, Inc. 2.65% 1/15/32	320,000	251,209
Cleveland Electric Illuminating Co. 3.50% 4/1/28	300,000	270,127
Comision Federal de Electricidad
3.88% 7/26/33	910,000	632,450
4.75% 2/23/27	920,000	826,629
4.88% 1/15/24	380,000	370,025
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	330,000	289,935
3.95% 4/1/50	260,000	199,965
Duke Energy Corp. 3.15% 8/15/27	320,000	289,537
FirstEnergy Corp.
1.60% 1/15/26	330,000	284,625
4.40% 7/15/27	2,120,000	1,967,106
MidAmerican Energy Co. 3.65% 4/15/29	1,080,000	995,800
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	210,000	194,495
Pacific Gas & Electric Co.
2.10% 8/1/27	190,000	153,590
2.50% 2/1/31	470,000	341,996
3.30% 8/1/40	100,000	64,016
3.50% 8/1/50	230,000	139,969
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,202,643
5.45% 5/21/28	690,000	657,798
6.15% 5/21/48	3,210,000	2,655,312
		11,787,227
Entertainment–0.33%
Warnermedia Holdings, Inc.
3.76% 3/15/27	420,000	375,776

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Warnermedia Holdings, Inc. (continued)
4.05% 3/15/29	540,000	$ 466,391
4.28% 3/15/32	4,110,000	3,381,225
5.05% 3/15/42	200,000	149,649
5.14% 3/15/52	2,360,000	1,715,292
		6,088,333
Environmental Control–0.08%
Republic Services, Inc. 2.50% 8/15/24	590,000	563,306
Waste Management, Inc. 2.40% 5/15/23	960,000	947,783
		1,511,089
Food–0.32%
Danone SA
2.59% 11/2/23	1,160,000	1,133,874
2.95% 11/2/26	360,000	329,302
Kraft Heinz Foods Co. 3.00% 6/1/26	1,482,000	1,366,477
Mars, Inc.
2.38% 7/16/40	1,250,000	823,725
2.70% 4/1/25	340,000	323,347
3.20% 4/1/30	1,040,000	918,326
Mondelez International, Inc. 1.50% 5/4/25	1,140,000	1,041,954
		5,937,005
Forest Products & Paper–0.31%
Suzano Austria GmbH 6.00% 1/15/29	6,200,000	5,776,658
		5,776,658
Health Care Products–0.11%
Abbott Laboratories
3.75% 11/30/26	484,000	469,409
4.75% 11/30/36	650,000	633,990
4.90% 11/30/46	920,000	880,976
Medtronic, Inc. 4.63% 3/15/45	134,000	120,941
		2,105,316
Health Care Services–0.73%
Aetna, Inc. 3.88% 8/15/47	470,000	345,859
Elevance Health, Inc.
2.95% 12/1/22	600,000	598,778
3.35% 12/1/24	430,000	413,577
3.65% 12/1/27	430,000	400,456
4.10% 5/15/32	790,000	713,547
4.55% 5/15/52	650,000	548,339
Humana, Inc.
3.13% 8/15/29	1,100,000	951,849
3.70% 3/23/29	1,740,000	1,560,347
3.95% 3/15/27	1,220,000	1,143,784
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
4.50% 4/1/25	150,000	$ 147,855
4.80% 3/15/47	50,000	43,477
Roche Holdings, Inc. 2.61% 12/13/51	1,270,000	828,046
UnitedHealth Group, Inc.
1.25% 1/15/26	300,000	267,552
2.00% 5/15/30	980,000	788,341
2.30% 5/15/31	160,000	128,718
2.38% 10/15/22	120,000	119,912
2.90% 5/15/50	500,000	328,398
3.13% 5/15/60	100,000	64,000
3.50% 6/15/23	290,000	288,167
3.70% 8/15/49	1,330,000	1,006,374
3.75% 7/15/25	550,000	534,659
3.88% 12/15/28	300,000	281,230
3.88% 8/15/59	650,000	483,825
4.00% 5/15/29	830,000	773,342
4.20% 5/15/32	580,000	538,671
4.25% 6/15/48	210,000	173,940
4.45% 12/15/48	160,000	136,399
		13,609,442
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	250,000	220,624
		220,624
Housewares–0.04%
Newell Brands, Inc.
4.10% 4/1/23	257,000	256,869
4.45% 4/1/26	460,000	423,200
		680,069
Insurance–0.46%
American International Group, Inc. 2.50% 6/30/25	500,000	466,503
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	1,190,000	988,952
Chubb INA Holdings, Inc. 3.35% 5/3/26	590,000	557,602
Guardian Life Global Funding 1.10% 6/23/25	320,000	287,425
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,435,865
MetLife, Inc. 6.40% 12/15/66	1,600,000	1,542,835
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,589,087
New York Life Global Funding 0.95% 6/24/25	600,000	537,556
Principal Life Global Funding II 1.25% 6/23/25	300,000	269,496
		8,675,321

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.87%
Alphabet, Inc.
1.10% 8/15/30	1,500,000	$ 1,159,715
1.90% 8/15/40	620,000	397,972
2.05% 8/15/50	380,000	223,293
Amazon.com, Inc.
1.50% 6/3/30	1,440,000	1,136,006
2.10% 5/12/31	980,000	794,714
2.50% 6/3/50	7,320,000	4,570,125
3.15% 8/22/27	750,000	698,908
3.30% 4/13/27	280,000	264,352
3.45% 4/13/29	600,000	554,807
3.60% 4/13/32	2,460,000	2,236,831
3.88% 8/22/37	500,000	434,622
4.05% 8/22/47	610,000	515,128
4.25% 8/22/57	200,000	166,390
4.95% 12/5/44	630,000	601,525
Prosus NV
3.68% 1/21/30	800,000	599,409
4.03% 8/3/50	3,570,000	1,988,966
		16,342,763
Investment Company–0.02%
Temasek Financial I Ltd. 2.38% 1/23/23	368,000	365,799
		365,799
Iron & Steel–0.35%
Vale Overseas Ltd.
6.25% 8/10/26	4,600,000	4,638,301
6.88% 11/21/36	2,000,000	1,898,221
		6,536,522
Lodging–0.14%
Las Vegas Sands Corp. 3.20% 8/8/24	1,700,000	1,602,520
Sands China Ltd. 5.63% 8/8/25	1,120,000	1,014,642
		2,617,162
Machinery Diversified–0.08%
Deere & Co.
3.10% 4/15/30	210,000	186,867
3.75% 4/15/50	1,210,000	987,095
Otis Worldwide Corp. 2.06% 4/5/25	400,000	370,004
		1,543,966
Media–1.78%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	370,000	234,769
4.20% 3/15/28	1,760,000	1,580,102
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.40% 4/1/33	2,240,000	$ 1,854,870
4.80% 3/1/50	970,000	699,748
4.91% 7/23/25	3,161,000	3,082,478
5.05% 3/30/29	1,700,000	1,564,713
5.13% 7/1/49	1,530,000	1,121,547
5.38% 4/1/38	1,670,000	1,353,205
5.38% 5/1/47	850,000	657,502
5.50% 4/1/63	630,000	475,970
6.48% 10/23/45	1,210,000	1,065,510
Comcast Corp.
2.80% 1/15/51	1,220,000	747,296
2.89% 11/1/51	1,330,000	832,887
2.94% 11/1/56	244,000	145,637
3.15% 3/1/26	1,106,000	1,041,885
3.25% 11/1/39	110,000	80,792
3.40% 4/1/30	750,000	659,638
3.40% 7/15/46	90,000	63,505
3.45% 2/1/50	520,000	363,127
3.75% 4/1/40	430,000	338,029
3.95% 10/15/25	2,220,000	2,156,639
3.97% 11/1/47	1,480,000	1,131,616
4.00% 8/15/47	180,000	139,253
4.00% 3/1/48	140,000	107,747
4.00% 11/1/49	130,000	99,615
4.05% 11/1/52	3,580,000	2,740,359
4.15% 10/15/28	3,050,000	2,880,613
4.25% 10/15/30	2,370,000	2,194,338
4.95% 10/15/58	130,000	111,653
Fox Corp. 5.48% 1/25/39	2,970,000	2,575,751
Time Warner Cable LLC
6.55% 5/1/37	260,000	234,595
7.30% 7/1/38	500,000	475,488
Walt Disney Co. 6.65% 11/15/37	460,000	501,753
		33,312,630
Mining–1.13%
Anglo American Capital PLC
3.63% 9/11/24	1,100,000	1,063,729
4.00% 9/11/27	930,000	850,548
4.75% 4/10/27	430,000	406,590
Barrick Gold Corp. 5.25% 4/1/42	10,000	9,110
Barrick North America Finance LLC 5.70% 5/30/41	1,760,000	1,670,502
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	920,000	871,964
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	5,270,000	4,820,089

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc.
5.40% 11/14/34	350,000	$ 311,083
5.45% 3/15/43	290,000	241,947
Glencore Finance Canada Ltd. 4.25% 10/25/22	820,000	819,565
Glencore Funding LLC
3.88% 10/27/27	120,000	109,143
4.00% 3/27/27	1,540,000	1,434,485
4.13% 5/30/23	10,000	9,937
4.13% 3/12/24	870,000	854,888
4.63% 4/29/24	1,380,000	1,366,522
Southern Copper Corp. 5.25% 11/8/42	7,310,000	6,404,510
		21,244,612
Miscellaneous Manufacturing–0.17%
3M Co.
2.38% 8/26/29	2,510,000	2,056,802
3.70% 4/15/50	310,000	225,425
Eaton Corp. 4.15% 11/2/42	1,030,000	846,515
General Electric Co. 6.75% 3/15/32	119,000	128,576
		3,257,318
Oil & Gas–4.11%
Apache Corp.
4.75% 4/15/43	3,700,000	2,757,810
6.00% 1/15/37	2,223,000	1,984,027
BP Capital Markets America, Inc.
2.77% 11/10/50	310,000	192,511
2.94% 6/4/51	190,000	120,667
3.00% 2/24/50	1,830,000	1,187,014
3.12% 5/4/26	1,820,000	1,701,472
3.41% 2/11/26	200,000	190,088
3.63% 4/6/30	590,000	530,063
Chevron Corp.
1.55% 5/11/25	990,000	914,687
2.00% 5/11/27	260,000	230,416
3.08% 5/11/50	610,000	431,588
Chevron USA, Inc.
3.25% 10/15/29	2,060,000	1,855,436
3.85% 1/15/28	1,620,000	1,538,708
Continental Resources, Inc.
3.80% 6/1/24	640,000	621,228
4.38% 1/15/28	2,000,000	1,794,951
4.50% 4/15/23	290,000	288,547
4.90% 6/1/44	310,000	221,178
5.75% 1/15/31	30,000	27,116
Coterra Energy, Inc.
3.90% 5/15/27	1,260,000	1,167,556
4.38% 3/15/29	3,560,000	3,291,002
Devon Energy Corp.
4.50% 1/15/30	835,000	760,026
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp. (continued)
4.75% 5/15/42	200,000	$ 162,864
5.00% 6/15/45	3,665,000	3,049,764
5.60% 7/15/41	1,237,000	1,107,683
5.85% 12/15/25	750,000	756,514
Diamondback Energy, Inc.
3.13% 3/24/31	1,510,000	1,224,809
3.25% 12/1/26	440,000	405,782
3.50% 12/1/29	1,840,000	1,588,174
Ecopetrol SA 5.88% 5/28/45	4,070,000	2,464,019
EOG Resources, Inc.
3.90% 4/1/35	1,280,000	1,094,037
4.38% 4/15/30	1,230,000	1,171,333
4.95% 4/15/50	1,780,000	1,655,930
EQT Corp. 7.00% 2/1/30	900,000	928,710
Exxon Mobil Corp.
1.57% 4/15/23	90,000	88,714
2.44% 8/16/29	1,230,000	1,056,541
2.99% 3/19/25	2,340,000	2,244,376
3.04% 3/1/26	490,000	462,990
3.45% 4/15/51	750,000	558,483
3.48% 3/19/30	910,000	826,355
4.11% 3/1/46	760,000	627,489
4.33% 3/19/50	120,000	102,194
KazMunayGas National Co. JSC
5.38% 4/24/30	2,050,000	1,623,085
5.75% 4/19/47	2,700,000	1,796,483
πLukoil Capital DAC 3.60% 10/26/31	2,670,000	1,887,690
Occidental Petroleum Corp.
3.00% 2/15/27	820,000	738,000
3.50% 8/15/29	500,000	456,830
4.10% 2/15/47	760,000	604,982
4.20% 3/15/48	210,000	167,830
4.40% 4/15/46	380,000	312,320
4.50% 7/15/44	2,850,000	2,380,139
4.63% 6/15/45	1,170,000	968,339
5.55% 3/15/26	220,000	220,251
6.60% 3/15/46	2,530,000	2,605,900
Pertamina Persero PT 6.00% 5/3/42	1,790,000	1,570,162
Petroleos del Peru SA
4.75% 6/19/32	2,790,000	1,971,132
5.63% 6/19/47	1,490,000	894,596
Petroleos Mexicanos
5.50% 6/27/44	790,000	413,099
5.63% 1/23/46	2,710,000	1,411,779
6.38% 1/23/45	900,000	497,250
6.63% 6/15/35	1,746,000	1,113,075
6.88% 8/4/26	365,000	328,693

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.13% 1/15/26	210,000	$ 183,597
1.90% 8/15/30	850,000	649,864
2.15% 1/15/31	1,830,000	1,409,640
Reliance Industries Ltd.
2.88% 1/12/32	1,520,000	1,191,467
3.63% 1/12/52	2,650,000	1,661,096
Shell International Finance BV
2.38% 11/7/29	200,000	167,617
2.75% 4/6/30	420,000	358,582
2.88% 5/10/26	804,000	748,920
3.25% 4/6/50	2,490,000	1,749,086
4.00% 5/10/46	2,760,000	2,195,473
Sinopec Group Overseas Development 2014 Ltd. 4.38% 4/10/24	1,410,000	1,405,782
		77,065,611
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	27,000	26,003
5.00% 11/15/45	290,000	240,810
Schlumberger Holdings Corp. 3.90% 5/17/28	295,000	266,043
		532,856
Pharmaceuticals–2.04%
AbbVie, Inc.
2.30% 11/21/22	2,780,000	2,773,272
2.60% 11/21/24	3,010,000	2,864,392
2.95% 11/21/26	690,000	632,149
3.20% 11/21/29	5,020,000	4,394,875
3.60% 5/14/25	610,000	585,520
3.75% 11/14/23	190,000	187,864
3.80% 3/15/25	790,000	765,118
4.25% 11/21/49	1,570,000	1,260,345
4.55% 3/15/35	80,000	71,767
4.88% 11/14/48	140,000	123,097
Becton Dickinson & Co.
3.36% 6/6/24	213,000	206,989
3.73% 12/15/24	86,000	83,051
4.69% 12/15/44	453,000	386,885
Bristol-Myers Squibb Co.
3.20% 6/15/26	539,000	510,100
3.40% 7/26/29	321,000	291,066
4.55% 2/20/48	862,000	758,490
Cigna Corp.
3.75% 7/15/23	901,000	894,364
4.13% 11/15/25	550,000	534,169
4.38% 10/15/28	2,530,000	2,388,944
4.80% 8/15/38	1,000,000	886,132
4.90% 12/15/48	920,000	794,434
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp.
1.88% 2/28/31	230,000	$ 175,197
2.13% 9/15/31	770,000	593,291
3.63% 4/1/27	300,000	280,583
3.75% 4/1/30	970,000	862,568
3.88% 7/20/25	1,380,000	1,338,408
4.13% 4/1/40	300,000	238,870
4.25% 4/1/50	930,000	727,860
4.30% 3/25/28	1,642,000	1,548,663
5.05% 3/25/48	2,390,000	2,104,783
5.13% 7/20/45	1,110,000	971,984
Johnson & Johnson
2.10% 9/1/40	1,000,000	665,287
3.70% 3/1/46	540,000	441,717
Merck & Co., Inc. 1.45% 6/24/30	2,440,000	1,908,058
Pfizer, Inc.
1.70% 5/28/30	4,330,000	3,457,969
2.63% 4/1/30	910,000	781,777
2.70% 5/28/50	1,000,000	675,608
		38,165,646
Pipelines–1.93%
Cameron LNG LLC 3.30% 1/15/35	3,060,000	2,406,665
Energy Transfer LP
2.90% 5/15/25	560,000	521,974
3.75% 5/15/30	5,190,000	4,394,694
4.50% 4/15/24	10,000	9,842
4.95% 6/15/28	350,000	325,986
5.25% 4/15/29	1,040,000	978,074
5.30% 4/1/44	70,000	56,070
5.40% 10/1/47	880,000	712,514
5.50% 6/1/27	730,000	711,090
6.25% 4/15/49	450,000	399,207
Enterprise Products Operating LLC
2.80% 1/31/30	1,310,000	1,093,969
3.13% 7/31/29	200,000	172,273
3.70% 1/31/51	1,320,000	928,153
3.95% 2/15/27	1,283,000	1,220,527
3.95% 1/31/60	380,000	262,043
4.15% 10/16/28	1,100,000	1,022,683
4.20% 1/31/50	540,000	412,350
4.45% 2/15/43	200,000	160,649
4.80% 2/1/49	250,000	205,708
4.85% 3/15/44	160,000	134,235
5.10% 2/15/45	750,000	638,704
μ5.38% 2/15/78	310,000	232,815
7.55% 4/15/38	160,000	174,425
Kinder Morgan Energy Partners LP
4.25% 9/1/24	1,080,000	1,061,937
5.50% 3/1/44	580,000	482,126

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc.
4.30% 6/1/25	610,000	$ 594,801
4.30% 3/1/28	930,000	870,338
5.20% 3/1/48	90,000	75,213
5.55% 6/1/45	720,000	627,264
MPLX LP
4.50% 4/15/38	980,000	788,838
4.70% 4/15/48	720,000	548,571
4.80% 2/15/29	680,000	632,767
5.20% 3/1/47	400,000	328,736
5.20% 12/1/47	550,000	445,325
5.50% 2/15/49	1,140,000	967,552
Targa Resources Corp.
4.95% 4/15/52	300,000	230,821
5.20% 7/1/27	1,260,000	1,212,091
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	2,360,000	1,931,791
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	750,000	634,063
7.85% 2/1/26	4,280,000	4,545,852
Western Midstream Operating LP
3.35% 2/1/25	390,000	363,558
•3.56% (LIBOR03M + 1.10%) 1/13/23	250,000	248,163
4.30% 2/1/30	150,000	128,289
Williams Cos., Inc.
4.85% 3/1/48	220,000	182,191
4.90% 1/15/45	1,130,000	922,280
5.10% 9/15/45	790,000	668,919
8.75% 3/15/32	500,000	581,963
		36,248,099
Retail–0.71%
Costco Wholesale Corp.
1.38% 6/20/27	1,220,000	1,052,929
1.60% 4/20/30	130,000	104,238
1.75% 4/20/32	500,000	385,442
Home Depot, Inc.
2.50% 4/15/27	420,000	381,358
2.70% 4/15/30	610,000	520,995
3.25% 4/15/32	2,220,000	1,922,175
3.30% 4/15/40	690,000	527,678
3.35% 4/15/50	890,000	637,899
3.90% 6/15/47	120,000	95,476
Lowe's Cos., Inc.
1.70% 9/15/28	1,050,000	857,263
4.50% 4/15/30	1,000,000	934,863
McDonald's Corp.
1.45% 9/1/25	1,050,000	957,367
2.13% 3/1/30	920,000	749,702
3.30% 7/1/25	580,000	557,734
3.50% 3/1/27	200,000	189,405
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp. (continued)
3.50% 7/1/27	170,000	$ 158,761
3.60% 7/1/30	590,000	530,540
3.63% 9/1/49	110,000	80,088
3.70% 1/30/26	390,000	375,978
4.20% 4/1/50	660,000	529,313
4.88% 12/9/45	1,390,000	1,230,302
Walmart, Inc.
1.50% 9/22/28	330,000	275,939
1.80% 9/22/31	230,000	182,728
2.38% 9/24/29	120,000	102,961
		13,341,134
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,488,238
		1,488,238
Semiconductors–0.82%
Applied Materials, Inc. 1.75% 6/1/30	390,000	307,795
Broadcom, Inc.
3.14% 11/15/35	3,150,000	2,207,203
3.19% 11/15/36	38,000	25,990
4.15% 11/15/30	302,000	261,394
4.93% 5/15/37	409,000	337,250
Intel Corp.
1.60% 8/12/28	520,000	429,148
3.05% 8/12/51	260,000	166,914
4.75% 3/25/50	840,000	725,822
KLA Corp. 4.65% 7/15/32	680,000	652,821
NVIDIA Corp.
3.50% 4/1/40	1,240,000	963,208
3.50% 4/1/50	2,060,000	1,508,097
3.70% 4/1/60	870,000	622,662
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	250,000	231,809
Texas Instruments, Inc.
1.75% 5/4/30	550,000	440,762
3.88% 3/15/39	300,000	258,915
4.15% 5/15/48	1,540,000	1,313,094
TSMC Arizona Corp.
1.75% 10/25/26	890,000	782,491
2.50% 10/25/31	5,220,000	4,150,741
		15,386,116
Software–0.62%
Adobe, Inc. 2.30% 2/1/30	1,090,000	905,540
Microsoft Corp.
2.53% 6/1/50	2,921,000	1,908,415
2.92% 3/17/52	1,079,000	761,014
3.45% 8/8/36	20,000	17,514

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.
1.65% 3/25/26	2,190,000	$ 1,918,882
2.88% 3/25/31	2,580,000	2,034,758
2.95% 4/1/30	160,000	128,971
Salesforce, Inc. 3.70% 4/11/28	790,000	748,763
Workday, Inc.
3.50% 4/1/27	390,000	360,747
3.70% 4/1/29	540,000	484,303
3.80% 4/1/32	2,710,000	2,352,231
		11,621,138
Telecommunications–2.20%
AT&T, Inc.
2.25% 2/1/32	1,360,000	1,028,399
2.55% 12/1/33	2,560,000	1,895,279
3.30% 2/1/52	250,000	161,123
3.50% 9/15/53	450,000	299,853
3.55% 9/15/55	1,488,000	977,372
3.65% 9/15/59	210,000	136,059
3.80% 2/15/27	1,340,000	1,256,171
3.80% 12/1/57	260,000	175,642
4.35% 3/1/29	5,440,000	5,085,908
4.35% 6/15/45	228,000	176,206
Telefonica Emisiones SA 5.21% 3/8/47	490,000	372,774
T-Mobile USA, Inc.
2.25% 11/15/31	900,000	678,262
2.55% 2/15/31	550,000	435,760
3.00% 2/15/41	1,050,000	701,759
3.30% 2/15/51	250,000	162,875
3.50% 4/15/25	890,000	850,631
3.75% 4/15/27	170,000	156,883
3.88% 4/15/30	6,360,000	5,641,420
Verizon Communications, Inc.
1.75% 1/20/31	3,500,000	2,624,875
2.10% 3/22/28	840,000	709,139
2.36% 3/15/32	3,290,000	2,522,857
2.55% 3/21/31	2,500,000	1,996,070
2.65% 11/20/40	960,000	625,686
2.88% 11/20/50	2,260,000	1,382,010
3.15% 3/22/30	720,000	612,422
3.40% 3/22/41	260,000	189,839
3.85% 11/1/42	890,000	682,247
4.00% 3/22/50	1,070,000	816,893
4.13% 3/16/27	440,000	420,209
4.13% 8/15/46	630,000	498,742
4.40% 11/1/34	910,000	800,922
4.50% 8/10/33	5,250,000	4,728,548
4.86% 8/21/46	940,000	810,735
5.25% 3/16/37	560,000	522,980
5.50% 3/16/47	120,000	114,430
Vodafone Group PLC 4.38% 5/30/28	1,090,000	1,025,324
		41,276,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.31%
Canadian Pacific Railway Co.
2.45% 12/2/31	3,240,000	$ 2,591,718
3.00% 12/2/41	880,000	623,247
Union Pacific Corp.
2.15% 2/5/27	730,000	651,497
2.40% 2/5/30	690,000	577,222
3.75% 7/15/25	380,000	370,612
3.75% 2/5/70	900,000	629,095
3.84% 3/20/60	360,000	267,316
		5,710,707
Total Corporate Bonds (Cost $825,611,822)		693,476,494
NON-AGENCY ASSET-BACKED SECURITIES–8.49%
•522 Funding CLO Ltd. Series 2020-6A A1R 3.93% (LIBOR03M + 1.15%) 10/23/34	2,000,000	1,903,876
AmeriCredit Automobile Receivables Trust Series 2022-2 A3 4.38% 4/18/28	1,520,000	1,504,964
Applebee's Funding LLC/IHOP Funding LLC Series 2019-1A A2I 4.19% 6/5/49	3,118,500	2,954,741
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 3.74% (SOFR30A + 1.45%) 1/15/37	2,196,000	2,155,796
•ARES XLIV CLO Ltd. Series 2017-44A A1R 3.59% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,727,974
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,876,653
Series 2021-1A A 1.38% 8/20/27	4,300,000	3,701,805
Series 2022-3A A 4.62% 2/20/27	990,000	958,053
•Bain Capital Credit CLO Ltd. Series 2020-1A A1 3.93% (LIBOR03M + 1.19%) 4/18/33	500,000	481,912
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 3.88% (LIBOR03M + 1.17%) 1/20/35	1,590,000	1,515,241
•Basswood Park CLO Ltd. Series 2021-1A A 3.71% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,906,240
•BCRED MML CLO LLC Series 2022-1A A1 2.25% (TSFR03M + 1.65%) 4/20/35	2,470,000	2,407,361

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,073,562	$ 866,222
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 4.05% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,686,128
•Catskill Park CLO Ltd. Series 2017-1A A2 4.41% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,439,735
•Cayuga Park CLO Ltd. Series 2020-1A AR 3.86% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,478,928
•CBAM Ltd. Series 2017-1A A1 3.96% (LIBOR03M + 1.25%) 7/20/30	4,000,000	3,942,860
•Cerberus Loan Funding XXVIII LP Series 2020-1A A 4.36% (LIBOR03M + 1.85%) 10/15/31	810,000	799,201
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.96% (LIBOR01M + 0.14%) 1/15/37	780,122	711,979
•Dryden 75 CLO Ltd. Series 2019-75A AR2 3.55% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,338,093
•Dryden 87 CLO Ltd. Series 2021-87A A1 4.08% (LIBOR03M + 1.10%) 5/20/34	3,610,000	3,455,701
•EFS Volunteer No. 2 LLC Series 2012-1 A2 4.43% (LIBOR01M + 1.35%) 3/25/36	2,160,479	2,146,310
Ford Credit Floorplan Master Owner Trust Series 2018-4 A 4.06% 11/15/30	3,030,000	2,824,324
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 4.21% (LIBOR03M + 1.38%) 5/5/30	3,344,717	3,271,548
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 4.27% (LIBOR03M + 1.49%) 10/25/34	3,960,000	3,735,876
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,936,409	1,631,372
•Grippen Park CLO Ltd. Series 2017-1A A 3.97% (LIBOR03M + 1.26%) 1/20/30	1,969,683	1,939,313
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 4.06% (LIBOR03M + 1.35%) 1/20/33	570,000	$ 552,649
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 4.23% (LIBOR03M + 1.45%) 11/30/32	800,000	778,903
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,992,125	2,369,972
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	2,420,000	2,023,354
•HGI CRE CLO Ltd. Series 2021-FL1 A 3.99% (LIBOR01M + 1.05%) 6/16/36	3,530,000	3,408,753
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	2,580,000	2,139,687
•HPS Loan Management Ltd. Series 2021-16A A1 3.92% (LIBOR03M + 1.14%) 1/23/35	2,240,000	2,132,162
•KKR CLO 32 Ltd. Series 32A A1 3.83% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,075,003
•KREF Ltd. Series 2022-FL3 A 4.47% (TSFR01M + 1.45%) 2/17/39	4,750,000	4,620,479
•LCM XVIII LP Series 19A AR 3.75% (LIBOR03M + 1.24%) 7/15/27	147,675	146,638
•Magnetite XIV-R Ltd. Series 2015-14RA A2 3.86% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,082,017
•MF1 Series 2022-FL10 A 5.66% (TSFR01M + 2.64%) 9/17/37	4,080,000	4,093,700
•Midocean Credit CLO VII Series 2017-7A BR 4.11% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,649,021
•Myers Park CLO Ltd. Series 2018-1A B1 4.31% (LIBOR03M + 1.60%) 10/20/30	1,020,000	966,836
Navient Private Education Loan Trust
•Series 2014-AA A3 4.42% (LIBOR01M + 1.60%) 10/15/31	3,020,000	3,010,112
Series 2020-A A2A 2.46% 11/15/68	1,671,501	1,540,903

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navient Student Loan Trust Series 2016-3A A3 4.43% (LIBOR01M + 1.35%) 6/25/65	2,091,152	$ 2,091,149
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	2,239,434	1,945,481
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 3.77% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,895,546
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 3.91% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,534,374
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 3.85% (TSFR03M + 1.30%) 2/24/37	2,450,000	2,348,673
•OHA Loan Funding Ltd. Series 2013-2A AR 4.00% (LIBOR03M + 1.04%) 5/23/31	2,040,000	1,995,705
•Owl Rock CLO III Ltd. Series 2020-3A A1L 4.51% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,947,085
•Palmer Square CLO Ltd. Series 2019-1A A1R 4.06% (LIBOR03M + 1.15%) 11/14/34	1,830,000	1,753,568
•Point Au Roche Park CLO Ltd. Series 2021-1A A 3.79% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,580,999
•Recette CLO Ltd. Series 2015-1A ARR 3.79% (LIBOR03M + 1.08%) 4/20/34	960,000	908,014
•REESE PARK CLO Ltd. Series 2020-1A AR 3.64% (LIBOR03M + 1.13%) 10/15/34	3,300,000	3,144,402
SBA Small Business Investment Cos., Series 2018-10B 1 3.55% 9/10/28	535,992	503,708
•Silver Rock CLO I Ltd. Series 2020-1A A 4.36% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,623,825
•SLC Student Loan Trust Series 2008-1 A4A 4.89% (LIBOR03M + 1.60%) 12/15/32	2,141,590	2,144,396
•SLM Private Credit Student Loan Trust
Series 2005-B A4 3.62% (LIBOR03M + 0.33%) 6/15/39	1,095,013	1,042,330
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust (continued)
Series 2006-A A5 3.58% (LIBOR03M + 0.29%) 6/15/39	939,802	$ 882,828
•SLM Student Loan Trust Series 2004-3A A6A 3.33% (LIBOR03M + 0.55%) 10/25/64	3,605,021	3,523,484
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	972,799	907,551
Series 2021-C 2.30% 1/15/53	1,210,000	1,039,132
Series 2021-C APT1 1.39% 1/15/53	3,324,501	2,916,382
•Starwood Ltd. Series 2022-FL3 A 3.64% (SOFR30A + 1.35%) 11/15/38	2,860,000	2,782,899
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	2,036,385	1,746,764
•TRTX Issuer Ltd. Series 2022-FL5 A 3.94% (SOFR30A + 1.65%) 2/15/39	4,690,000	4,595,676
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	317,205	293,175
Series 2019-25G 1 2.69% 7/1/44	503,785	437,234
•Venture 32 CLO Ltd. Series 2018-32A A2A 3.81% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,722,395
•Voya CLO Ltd.
Series 2016-3A A1R 3.93% (LIBOR03M + 1.19%) 10/18/31	750,000	730,631
Series 2017-3A 3.75% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,456,298
Series 2018-3A A1A 3.66% (LIBOR03M + 1.15%) 10/15/31	2,580,000	2,510,688
Series 2018-4A A1AR 3.55% (LIBOR03M + 1.04%) 1/15/32	4,000,000	3,893,828
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	4,769,625	3,791,709
•Whitebox CLO II Ltd. Series 2020-2A A1R 4.00% (LIBOR03M + 1.22%) 10/24/34	2,100,000	2,021,414
•Whitebox CLO III Ltd. Series 2021-3A A1 3.73% (LIBOR03M + 1.22%) 10/15/34	2,580,000	2,472,089

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Zais CLO 13 Ltd. Series 2019-13A A1A 4.00% (LIBOR03M + 1.49%) 7/15/32	980,000	$ 945,966
Total Non-Agency Asset-Backed Securities (Cost $168,177,036)		159,081,793
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.18%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 3.62% (LIBOR01M + 0.54%) 11/25/35	532,862	517,676
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	987,480	789,778
Series 2022-3 A1 4.00% 1/25/67	2,017,014	1,844,911
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	3,946,038	3,870,137
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	1,360,869	1,188,840
•Connecticut Avenue Securities Trust Series 2022-R03 1M2 5.78% (SOFR30A + 3.50%) 3/25/42	1,000,000	946,441
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	4,191,223	3,761,481
φSeries 2019-NQM1 A3 3.06% 10/25/59	2,173,321	2,068,100
•Series 2020-RPL4 A1 2.00% 1/25/60	1,339,818	1,182,962
•Series 2021-AFC1 A1 0.83% 3/25/56	1,161,587	922,386
•Series 2021-AFC1 A3 1.17% 3/25/56	1,574,172	1,248,610
•Series 2021-NQM3 A3 1.63% 4/25/66	2,816,216	2,400,626
•Series 2021-NQM5 A1 0.94% 5/25/66	1,076,384	852,539
•Series 2021-NQM7 A1 1.76% 10/25/66	891,592	753,360
•Series 2021-NQM8 A1 1.84% 10/25/66	4,303,624	3,658,217
•Series 2021-RPL2 A1 2.00% 1/25/60	793,237	693,576
•Series 2021-RPL6 A1 2.00% 10/25/60	1,673,949	1,487,103
•Series 2022-NQM1 A1 2.27% 11/25/66	4,070,974	3,402,451
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	3,203,480	2,833,324
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,184,906	$ 934,053
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	112,686	107,500
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	3,698,932	3,445,762
•Impac CMB Trust Series 2007-A A 3.58% (LIBOR01M + 0.50%) 5/25/37	1,545,695	1,461,747
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.12% 10/26/48	4,206,243	4,024,975
Series 2018-4 A1 3.50% 10/25/48	372,683	333,964
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 3.82% (LIBOR01M + 0.74%) 8/25/36	222,248	219,596
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	1,032,595	960,946
=Mortgage Repurchase Agreement Financing Trust Series S1 A1 4.47% 3/30/25	2,820,000	2,820,000
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	855,206	806,150
Series 2015-1A A3 3.75% 5/28/52	375,697	356,769
Series 2015-2A A1 3.75% 8/25/55	3,131,624	2,966,425
Series 2015-2A A2 3.75% 8/25/55	1,782,865	1,688,816
Series 2016-3A A1B 3.25% 9/25/56	949,617	892,314
Series 2016-3A B1 4.00% 9/25/56	3,707,632	3,468,607
Series 2016-4A B2 4.75% 11/25/56	1,922,942	1,824,680
Series 2017-1A A1 4.00% 2/25/57	2,532,551	2,400,928
Series 2017-2A B2 4.75% 3/25/57	2,050,612	1,956,825
Series 2017-4A A1 4.00% 5/25/57	2,260,524	2,174,531
Series 2017-6A A1 4.00% 8/27/57	5,189,271	4,961,306
Series 2022-NQM2 A1 3.08% 3/27/62	4,234,511	3,719,729
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	795,180	641,059

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OBX Trust (continued)
Series 2021-NQM3 A1 1.05% 7/25/61	1,271,760	$ 969,982
Series 2022-NQM1 A1 2.31% 11/25/61	4,159,268	3,457,216
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	2,630,584	2,166,452
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	1,131,729	921,751
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	3,936,471	3,466,371
Towd Point Mortgage Trust
•Series 2016-3 B1 4.10% 4/25/56	1,120,000	1,051,999
•Series 2017-4 A1 2.75% 6/25/57	576,684	553,128
•Series 2017-6 M1 3.25% 10/25/57	2,110,000	1,842,940
•Series 2019-HY2 M2 4.98% (LIBOR01M + 1.90%) 5/25/58	1,250,000	1,206,981
=•Series 2022-4 A1 3.75% 9/25/62	4,110,000	3,857,301
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 3.66% (LIBOR01M + 0.58%) 10/25/45	1,179,470	1,101,535
Total Non-Agency Collateralized Mortgage Obligations (Cost $108,601,071)		97,184,856
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.23%
•AREIT Trust Series 2022-CRE6 A 3.53% (SOFR30A + 1.25%) 1/16/37	2,349,576	2,258,845
•BANK Series 2018-BN14 C 4.76% 9/15/60	2,160,000	1,871,870
•BX Commercial Mortgage Trust
Series 2021-SOAR A 3.49% (LIBOR01M + 0.67%) 6/15/38	1,677,294	1,603,967
Series 2021-XL2 3.51% (LIBOR01M + 0.69%) 10/15/38	5,638,111	5,363,655
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	948,696
•Series 2022-LBA6 A 3.85% (TSFR01M + 1.00%) 1/15/39	2,210,000	2,125,450
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	$ 2,309,590
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.49% 4/10/46	9,566,940	21,542
Series 2014-GC25 A4 3.64% 10/10/47	889,000	855,532
Series 2016-P3 A4 3.33% 4/15/49	758,000	708,539
Citigroup Commercial Mortgage Trust 2016-P6 Series 2016-P6 A4 3.46% 12/10/49	354,724	332,652
•Cold Storage Trust Series 2020-ICE5 A 3.72% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,161,031
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	765,266
Series 2014-CR16 A4 4.05% 4/10/47	774,000	755,867
Series 2014-CR20 A4 3.59% 11/10/47	402,000	386,136
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,498,720
Series 2015-CR23 A4 3.50% 5/10/48	418,000	395,655
CSMC OA LLC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,584,825
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	860,760
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	5,000,000	4,467,901
Series 2021-ROSS 3.97% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,772,056
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	423,201
Series 2015-GC32 A4 3.76% 7/10/48	512,000	490,918
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	670,248
Series 2015-JP1 A5 3.91% 1/15/49	1,308,000	1,248,158
•Series 2020-MKST D 4.32% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,747,568

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	$ 1,708,544
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,581,271
•KNDL Mortgage Trust Series 2019-KNSQ A 3.62% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,376,365
•MHC Trust Series 2021-MHC2 A 3.67% (LIBOR01M + 0.85%) 5/15/38	1,210,000	1,166,171
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.22% 2/15/46	3,000,000	2,761,839
Series 2014-C17 A5 3.74% 8/15/47	717,000	695,825
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,553,185
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,202,903
Series 2016-C29 A4 3.33% 5/15/49	710,000	663,173
•Morgan Stanley Capital I Trust Series 2019-BPR A 4.47% (LIBOR01M + 1.65%) 5/15/36	3,033,681	2,998,728
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	6,733,875
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	579,199
•OPG Trust Series 2021-PORT A 3.30% (LIBOR01M + 0.48%) 10/15/36	3,317,211	3,138,004
•SMRT Series 2022-MINI A 3.85% (TSFR01M + 1.00%) 1/15/39	2,280,000	2,200,284
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,533,540
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	994,290
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,195,307
*•Series 2016-BNK1 XA 1.86% 8/15/49	16,605,335	825,790
*•Series 2016-C36 XA 1.32% 11/15/59	34,786,926	1,285,711
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	$ 3,159,558
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $107,078,118)		97,982,210
ΔREGIONAL BONDS–0.16%
Canada—0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,337,160
Province of Manitoba Canada 2.13% 6/22/26	872,000	798,525
Province of Quebec Canada 2.50% 4/20/26	959,000	893,859
		3,029,544
Total Regional Bonds (Cost $3,307,347)		3,029,544
ΔSOVEREIGN BONDS–2.50%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	1,220,000	706,887
		706,887
Colombia—0.35%
Colombia Government International Bonds
3.13% 4/15/31	1,190,000	825,162
3.88% 4/25/27	1,740,000	1,475,327
5.00% 6/15/45	2,740,000	1,658,516
5.20% 5/15/49	890,000	548,721
5.63% 2/26/44	3,190,000	2,109,380
		6,617,106
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,202,212
		1,202,212
Indonesia—0.08%
Indonesia Government International Bonds 3.70% 10/30/49	2,060,000	1,448,033
		1,448,033
Israel—0.27%
Israel Government International Bonds 2.75% 7/3/30	3,620,000	3,203,700
State of Israel
3.38% 1/15/50	930,000	688,446
3.80% 5/13/60	1,600,000	1,211,571
		5,103,717

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.13%
Kazakhstan Government International Bonds 4.88% 10/14/44	3,240,000	$ 2,493,685
		2,493,685
Mexico—0.61%
Mexico Government International Bonds
3.50% 2/12/34	4,720,000	3,586,554
4.40% 2/12/52	4,570,000	3,146,976
4.75% 3/8/44	6,230,000	4,773,918
		11,507,448
Panama—0.27%
Panama Government International Bonds
4.30% 4/29/53	1,540,000	1,026,951
4.50% 5/15/47	2,910,000	2,070,676
4.50% 4/1/56	1,050,000	708,459
6.70% 1/26/36	1,230,000	1,208,269
		5,014,355
Peru—0.08%
Peruvian Government International Bonds
3.55% 3/10/51	650,000	434,666
3.60% 1/15/72	1,820,000	1,097,405
		1,532,071
Russia—0.03%
πRussia Foreign Bonds - Eurobond 5.63% 4/4/42	1,000,000	515,000
		515,000
United Arab Emirates—0.24%
Abu Dhabi Government International Bonds 2.50% 10/11/22	4,520,000	4,514,124
		4,514,124
Uruguay—0.33%
Uruguay Government International Bonds
4.38% 1/23/31	2,500,000	2,391,380
5.10% 6/18/50	4,130,000	3,774,765
		6,166,145
Total Sovereign Bonds (Cost $63,179,158)		46,820,783
U.S. TREASURY OBLIGATIONS–11.34%
U.S. Treasury Bonds
1.25% 5/15/50	80,840,000	45,245,137
1.38% 8/15/50	37,490,000	21,707,589
1.63% 11/15/50	18,600,000	11,547,984
1.88% 2/15/51	42,350,000	28,037,023
1.88% 11/15/51	3,816,000	2,523,479
2.00% 2/15/50	15,290,000	10,504,111
2.00% 8/15/51	2,460,000	1,680,295
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.25% 2/15/52	45,724,000	$ 33,221,344
2.38% 5/15/51	13,700,000	10,249,313
2.88% 5/15/52	13,260,000	11,119,753
3.00% 8/15/52	8,700,000	7,507,828
3.25% 5/15/42	150,000	133,125
U.S. Treasury Notes
0.25% 11/15/23	200,000	191,172
0.25% 8/31/25	1,760,000	1,567,844
2.75% 8/15/32	430,000	393,181
3.13% 8/31/29	10,080,000	9,566,550
3.25% 6/30/27	18,090,000	17,434,238
Total U.S. Treasury Obligations (Cost $298,080,791)		212,629,966

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Call Options–0.00%
U.S. Treasury 10 yr Notes Strike price $117.50, expiration date 10/21/22, notional amount $17,155,000	146	9,125
U.S. Treasury 5 yr Notes Strike price $110.75, expiration date 10/21/22, notional amount $14,619,000	132	6,188
U.S. Treasury 5 yr Notes Strike price $111.50, expiration date 10/21/22, notional amount $12,711,000	114	3,563
U.S. Treasury 5 yr Notes Strike price $108.25, expiration date 10/21/22, notional amount $23,598,500	218	86,859
		105,735
Total Options Purchased (Cost $321,673)		105,735

	Number of Shares
MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	2,356,055	2,356,055
Total Money Market Fund (Cost $2,356,055)		2,356,055

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—0.18%
Agency Obligations–0.18%
Federal Home Loan Bank Discount Notes 2.70% 11/18/22	3,340,000	$ 3,328,212
Total Short-Term Investment (Cost $3,328,212)		3,328,212
TOTAL INVESTMENTS–99.13% (Cost $2,188,167,359)	$1,858,045,597

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%
Centrally Cleared–(0.01)%
Call Options–(0.01)%
90 Day IMM Eurodollar Strike price EUR97.00, expiration date 12/19/22, notional amount EUR196,910,000	(812)	(35,525)
90 Day IMM Eurodollar Strike price EUR96.50, expiration date 12/19/22, notional amount EUR94,328,750	(391)	(24,438)
90 Day IMM Eurodollar Strike price EUR96.25, expiration date 12/19/22, notional amount EUR94,084,375	(391)	(31,769)
U.S. Treasury 5 yr Notes Strike price $109.25, expiration date 10/21/22, notional amount $49,927,250	(457)	(71,406)
		(163,138)
Total Options Written (Premium received $(1,384,442))		(163,138)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	16,509,806
NET ASSETS APPLICABLE TO 224,939,235 SHARES OUTSTANDING–100.00%	$1,874,392,265

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $2,402,690, which represented 0.13% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Lukoil Capital DAC	10/19/2021	$2,670,000	$1,887,690
Russia Foreign Bonds - Eurobond	8/6/2018	1,049,879	515,000
Total		$3,719,879	$2,402,690

The following futures contracts and swap contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
5	3 Month SOFR	$1,195,188	$1,207,073	9/19/23	$—	$(11,885)
(1,945)	3 Month SOFR	(465,681,625)	(467,637,320)	3/19/24	1,955,695	—
794	3 Month SOFR	191,185,275	192,410,026	3/18/25	—	(1,224,751)
447	90 Day IMM Eurodollar	106,508,925	108,444,776	12/19/22	—	(1,935,851)
210	90 Day IMM Eurodollar	50,029,875	49,911,965	3/13/23	117,910	—
279	90 Day IMM Eurodollar	66,496,163	69,225,150	6/19/23	—	(2,728,987)
987	U.S. Treasury 10 yr Notes	110,605,688	112,827,997	12/20/22	—	(2,222,309)
(156)	U.S. Treasury 2 yr Notes	(32,040,938)	(31,969,679)	12/30/22	—	(71,259)
2,698	U.S. Treasury 5 yr Notes	290,056,079	299,984,331	12/30/22	—	(9,928,252)
213	U.S. Treasury Long Bonds	26,924,531	29,146,509	12/20/22	—	(2,221,978)
386	U.S. Treasury Ultra Bonds	52,882,000	57,100,964	12/20/22	—	(4,218,964)
Total Futures Contracts					$2,073,605	$(24,564,236)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.39- Quarterly[3]	358,906,000	(1.00%)	12/20/27	$(1,123,323)	$(235,401)	$—	$(887,922)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U and pay fixed rate coupon at maturity	24,580,000	3.97%	11/18/23	$762,946	$762,946
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:(continued)
Pay amounts based on Inflation USA-CPI-U and receive fixed rate coupon at maturity	24,580,000	(3.37%)	11/18/26	$(634,611)	$(634,611)
Total Inflation Swap Contracts				$128,335	$128,335
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Annual)	12,008,000	2.00%	(3.05%)[4]	3/18/32	$1,459,112	$73,787	$1,385,325	$—
25 yr IRS-(Annual)	11,385,000	2.60%	(1.00%)[4]	2/15/48	1,119,393	781,317	338,076	—
25 yr IRS-(Annual)	10,300,000	0.56%	(3.05%)[4]	7/20/45	4,438,361	256,060	4,182,301	—
25 yr IRS-(Annual)	20,670,000	1.63%	(3.05%)[4]	5/15/47	5,453,642	873,061	4,580,581	—
26 yr IRS-(Annual)	15,181,000	1.73%	(3.05%)[4]	2/15/47	3,688,027	182,201	3,505,826	—
26 yr IRS-(Annual)	12,385,000	1.52%	(3.05%)[4]	2/15/47	3,451,078	(117,208)	3,568,286	—
3 yr IRS-(Annual)	27,930,000	1.52%	(1.00%)[4]	11/20/26	1,669,781	(55,641)	1,725,422	—
5 yr IRS-(Annual)	21,920,000	1.73%	(1.00%)[4]	10/20/31	1,345,122	78,129	1,266,993	—
6 yr IRS-(Annual)	28,739,000	0.71%	(3.05%)[4]	5/15/27	4,054,817	52,840	4,001,977	—
7 yr IRS-(Annual)	13,114,000	2.85%	(3.05%)[4]	2/15/29	610,769	50,096	560,673	—
7 yr IRS-(Annual)	46,436,000	1.13%	(3.05%)[4]	8/15/28	6,447,996	291,369	6,156,627	—
7 yr IRS-(Annual)	18,512,000	1.22%	(3.05%)[4]	8/15/28	2,481,044	(1,033)	2,482,077	—
2 yr IRS-(Annual)	60,698,000	(3.50%)	1.00%[4]	9/30/24	(781,124)	34,620	—	(815,744)
2 yr IRS-(Annual)	51,925,000	(2.77%)	1.00%[4]	10/14/24	(1,429,291)	(291,744)	—	(1,137,547)
25 yr IRS-(Annual)	7,813,000	2.62%	(3.05%)[4]	2/15/48	759,060	8,760	750,300	—
25 yr IRS-(Annual)	10,935,000	2.51%	(3.05%)[4]	2/15/48	1,266,260	71,376	1,194,884	—
30 yr IRS-(Annual)	8,030,000	2.50%	(3.05%)[4]	4/21/52	840,838	7,371	833,467	—
5 yr IRS-(Annual)	21,535,000	2.60%	(1.00%)[4]	10/14/27	1,187,330	350,154	837,176	—
7 yr IRS-(Annual)	42,245,000	3.27%	(3.05%)[4]	4/30/29	1,072,492	(411,628)	1,484,120	—
Total IRS Contracts						$2,233,887	$38,854,111	$(1,953,291)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on SOFR01M-Secured Overnight Financing Rate.

Summary of Abbreviations:
USD–United States Dollar
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CLO–Collateralized Loan Obligation
CPI-U–Consumer Price Index for All Urban Consumers
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$34,655,478	$—	$34,655,478
Agency Commercial Mortgage-Backed Securities	—	12,398,194	—	12,398,194
Agency Mortgage-Backed Securities	—	494,996,277	—	494,996,277
Corporate Bonds	—	693,476,494	—	693,476,494
Non-Agency Asset-Backed Securities	—	159,081,793	—	159,081,793
Non-Agency Collateralized Mortgage Obligations	—	90,507,555	6,677,301	97,184,856
Non-Agency Commercial Mortgage-Backed Securities	—	97,982,210	—	97,982,210
Regional Bonds	—	3,029,544	—	3,029,544
Sovereign Bonds	—	46,820,783	—	46,820,783
U.S. Treasury Obligations	—	212,629,966	—	212,629,966
Options Purchased	105,735	—	—	105,735
Money Market Fund	2,356,055	—	—	2,356,055
Short-Term Investments	—	3,328,212	—	3,328,212
Total Investments	$2,461,790	$1,848,906,506	$6,677,301	$1,858,045,597
Derivatives:

Assets:
Futures Contracts	$2,073,605	$—	$—	$2,073,605
Swap Contracts	$—	$39,617,057	$—	$39,617,057
Liabilities:
Futures Contracts	$(24,564,236)	$—	$—	$(24,564,236)
Swap Contracts	$—	$(3,475,824)	$—	$(3,475,824)
Options Written	$(163,138)	$—	$—	$(163,138)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Western Asset Core Bond Fund–28